Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Schedule of property, plant and equipment

	Plant and	Other fixtures	Building	Assets under
DKK thousand	machinery	and fittings	improvements	construction
Cost at January 1, 2020	57,153	12,501	13,773	14,001
Transfer	0	0	13,796	(13,796)
Addition from business combinations	33,875	2,572	1,707	2,984
Additions	8,479	1,566	14,889	109
Retirements	(5,935)	(985)	(9,856)	0
Currency translation	(7,674)	(375)	(205)	(275)
Cost at December 31, 2020	85,898	15,279	34,104	3,023

Accumulated depreciation at January 1, 2020	43,696	4,164	9,860	0
Transfer	0	0	0	0
Depreciation for the year	4,974	2,301	2,301	0
Retirements	(4,304)	(985)	(9,804)	0
Currency translation	(379)	1,462	(22)	0

Accumulated depreciation at December 31, 2020	43,987	6,942	2,335	0
Carrying amount at December 31, 2020	41,911	8,337	31,769	3,023

Depreciation for the financial year has been charged as:
Research and development expenses	(4,128)	(1,378)	(1,910)	0
Administrative expenses	(846)	(282)	(391)	0
Sale and marketing expenses	0	(640)	0	0
Total	(4,974)	(2,301)	(2,301)	0

Cost at January 1, 2019	55,545	5,130	10,800	0
Transfer	0	27	(27)	0
Additions	3,419	7,630	3,918	14,001
Retirements	(1,811)	(286)	(918)	0
Cost at December 31, 2019	57,153	12,501	13,773	14,001

Accumulated depreciation at January 1, 2019	41,895	3,336	10,614	0
Transfer	0	27	(27)	0
Depreciation for the year	3,483	1,085	157	0
Retirements	(1,682)	(284)	(884)	0
Accumulated depreciation at December 31, 2019	43,696	4,164	9,860	0
Carrying amount at December 31, 2019	13,457	8,337	3,913	14,001

Depreciation for the financial year has been charged as:
Research and development expenses	3,483	926	134	0
Administrative expenses	0	159	23	0
Sale and marketing expenses	0	0	0	0
Total	3,483	1,085	157	0